Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of component of loss per common share
	2017	2016
Net loss attributable to common stockholders	$(9,835,601)	$(26,407,974)
Basic
Basic weighted average common shares outstanding	61,182,209	35,998,001

Diluted
Diluted weighted average common shares outstanding	61,182,209	35,998,001

Net loss per share:
Basic	$(0.16)	$(0.73)
Diluted	$(0.16)	$(0.73)

Schedule of number of securities convertible into common shares
	December 31,	December 31,
	2017	2016
Warrants	2,521,896	3,783,002
Options	2,162,977	2,101,428
Series A Preferred Stock	933,333	933,333
Series E Preferred Stock	-	7,154,997
Convertible promissory note and interest	35,346,703	2,371,945
Total	40,964,909	16,344,705